Share Capital (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of issued shares [Line Items]
Beginning of year	395,792,522	395,792,522
Stock option plan	210	0
End of year	395,792,732	395,792,522
Common shares [member]
Number of issued shares [Line Items]
Common shares par value	no
Dividends Paid Ordinary Shares Per Share	$ 0.4	$ 0.4
Class B Shares [Member]
Number of issued shares [Line Items]
Class B share par value	$ 1
Class B share preferences	entitles the shareholder to vote separately as a class in respect of any proposal to locate the head office of Cameco to a place not in the province of Saskatchewan